Capital Advisors Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Administrative and Support Services - 1.8%
Visa, Inc. - Class A	8,000	$2,232,640

Beverage and Tobacco Product Manufacturing - 2.2%
PepsiCo, Inc.	15,889	2,780,734

Chemical Manufacturing - 4.1%
Ecolab, Inc.	7,325	1,691,342
Intellia Therapeutics, Inc.(a)	20,425	561,892
Procter & Gamble Co.	18,055	2,929,424
		5,182,658

Computer and Electronic Product Manufacturing - 22.0%
Alphabet, Inc. - Class A(a)	2,400	362,232
Alphabet, Inc. - Class C(a)	39,400	5,999,044
Apple, Inc.	33,665	5,772,874
Danaher Corp.	12,720	3,176,439
NVIDIA Corp.	6,750	6,099,030
NXP Semiconductors NV	11,830	2,931,119
Thermo Fisher Scientific, Inc.	6,320	3,673,247
		28,013,985

Credit Intermediation and Related Activities - 5.3%
JPMorgan Chase & Co.	33,845	6,779,154

Data Processing, Hosting, and Related Services - 1.1%
Airbnb, Inc. - Class A(a)	8,150	1,344,424

Food Services and Drinking Places - 1.0%
Veralto Corp.	14,100	1,250,106

Insurance Carriers and Related Activities - 5.7%
Berkshire Hathaway, Inc. - Class B(a)	9,600	4,036,992
UnitedHealth Group, Inc.	6,415	3,173,501
		7,210,493

Internet - 1.4%
DoorDash, Inc. - Class A(a)	13,300	1,831,676

Machinery Manufacturing - 3.4%
Applied Materials, Inc.	20,750	4,279,273

Mining (except Oil and Gas) - 3.0%
Cameco Corp.	38,525	1,668,903
Freeport-McMoRan, Inc.	47,325	2,225,221
		3,894,124

Miscellaneous Manufacturing - 4.5%
Intuitive Surgical, Inc.(a)	7,130	2,845,511
Stryker Corp.	8,025	2,871,907
		5,717,418

Nonstore Retailers - 5.5%
Amazon.com, Inc.(a)	38,925	7,021,291

Professional, Scientific, and Technical Services - 5.4%
Accenture PLC - Class A	16,395	5,682,671
CRISPR Therapeutics AG(a)	17,310	1,179,850
		6,862,521

Publishing Industries (Except Internet) - 7.0%
Microsoft Corp.	21,150	8,898,228

Securities Commodity Contracts and Other Finance - 4.8%
BlackRock, Inc.	4,300	3,584,910
Brookfield Corp.	59,165	2,477,238
		6,062,148

Support Activities for Mining - 2.9%
Schlumberger NV	66,000	3,617,460

Transit and Ground Passenger Transportation - 1.9%
Uber Technologies, Inc.(a)	31,525	2,427,110

Transportation Equipment Manufacturing - 2.4%
Honeywell International, Inc.	14,845	3,046,936

Utilities - 2.7%
Constellation Energy Corp.	18,905	3,494,589

Waste Management and Remediation Services - 1.5%
Waste Management, Inc.	9,125	1,944,994
TOTAL COMMON STOCKS (Cost $58,382,502)		113,891,962

SHORT-TERM INVESTMENTS - 10.1%
Money Market Funds - 10.1%
First American Government Obligations Fund - Class X, 5.23%(b)		12,895,629
TOTAL SHORT-TERM INVESTMENTS (Cost $12,895,629)		12,895,629

TOTAL INVESTMENTS - 99.7% (Cost $71,278,131)		126,787,591
Other Assets in Excess of Liabilities - 0.3%		410,315
TOTAL NET ASSETS - 100.0%		$127,197,906

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$113,891,962	$–	$–	$113,891,962
Money Market Funds	12,895,629	–	–	12,895,629
Total Investments	$126,787,591	$–	$–	$126,787,591

Refer to the Schedule of Investments for industry classifications.